UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                   811-01935
                                    ------------------------------------------

                           Eagle Growth Shares, Inc.
------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

          1200 North Federal Highway, Suite 424, Boca Raton, FL 33432
------------------------------------------------------------------------------
          (Address of principal executive offices)          (Zip code)

                         Baxter Financial Corporation
          1200 North Federal Highway, Suite 424, Boca Raton, FL 33432
------------------------------------------------------------------------------
                   (Name and address of agent for service)

Registrant's telephone number, including area code: (561) 395-2155
                                                   ---------------------------

Date of fiscal year end:   November 30
                         -----------------------------------------------------

Date of reporting period:  December 1, 2002 - May 31, 2003
                         -----------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                         EAGLE GROWTH SHARES, INC.

PRESIDENT'S LETTER - July 7, 2003


Economists have been predicting an economic recovery for several years; September 11th and the Iraqi War thwarted recovery. The economic downturn has been very difficult. Unemployment hit 6.4% in June for a 9 year high. Worries about deflation, or possibly inflation, and job losses to foreign countries predominate.

On the positive side, the home market has climbed in price, and refinancing, prompted by low interest rates, has provided the consumer with extra spending money. The Fed commits to low short-term rates, hoping to continue bringing down long-term rates. Housing prices have surprised on the upside and the same may happen with stocks. The net worth of the median-income family is only 5% less than when the NASDAQ was at its peak. The average investor's portfolio is high in cash. Low returns on money market rates and a jumping stock market may lure more money into equities sending stocks to surprising heights. Tax cuts enacted by the Administration, matched with liquidity from low interest rates and home refinancing, have given Wall Street visions of economic revival. In the year's first half, the Dow Jones Industrial Average advanced 8% and the Standard and Poor's 500-stock Index bolted 11% to the upside.

Growth, so far this year, is approximately 1.4%. With $200 billion in tax cuts coming over the next 18 months, the economy should accelerate. Some stimulus will siphon off to China and other foreign countries, but most will be consumed by the domestic economy. We are weighing these factors in our search for new opportunities.

During the first six months of our fiscal year, we eliminated nine stocks from our portfolio: Fresh Del Monte Produce, CompuCom Systems, Dean Foods Company, Coventry Health Care, Copart, Universal Health Services, PacifiCare, Southern Union and Electronic Arts. We cut back the position in Lennar Corporation by half and in a spin-off company from Lennar, LNR Property Corporation, by 70 percent. We collected a small amount of Lennar Class B as a stock dividend. Chicago Bridge and Iron split two for one during the period.

Our new selections for the portfolio are a varied group: Brightpoint, Inc., a distributor of wireless handsets; Dionex Corporation, a manufacturer of ion chromatography systems; Mylan Labs, a manufacturer of generic and brand name pharmaceutical products; Pharmaceutical Resources, a generic drug manufacturer; St. Jude Medical, a manufacturer of cardiovascular medical devices.

The next six months promise to be very important to the economy and our country.


                                        Very truly yours,
                                        /s/ Donald H. Baxter
                                        Donald H. Baxter
                                        President

                           EAGLE GROWTH SHARES, INC.

PORTFOLIO OF INVESTMENTS  -  MAY 31, 2003

 Shares                                                              Value
--------                                                           ----------
                             COMMON STOCKS - 78.3%
                            AEROSPACE/DEFENSE -1.2%
   750     * Alliant Techsystems Inc..........................     $   37,853
                                                                   ----------
                      BUSINESS SUPPLIES & SERVICES - 4.6%
 6,000       Harland (John H.) Co. ...........................        146,220
                                                                   ----------
                        COMMUNICATIONS EQUIPMENT - 2.0%
 5,000     * Brightpoint, Inc.................................         63,400
                                                                   ----------
                              CONSTRUCTION - 6.7%
 5,200       Chicago Bridge & Iron Co. N.V. ..................        103,220
 1,500       Lennar Corp. Cl "A" .............................        100,575
   150       Lennar Corp. Cl "B" .............................          9,772
                                                                   ----------
                                                                      213,567
                                                                   ----------
                           FOOD DISTRIBUTION - 5.7%
 5,000     * Performance Food Group Co. ......................        181,000
                                                                   ----------
                           HEALTH CARE PLANS - 2.0%
 5,000     * Humana, Inc. ....................................         64,950
                                                                   ----------
                               INSURANCE - 7.2%
 1,000     * First Health Group Corp. ........................         25,660
 2,000       Leucadia National Corp. .........................         76,280
 4,000       Principal Financial Group, Inc. .................        127,040
                                                                   ----------
                                                                      228,980
                                                                   ----------
                      MEDICAL EQUIPMENT & SUPPLIES - 7.6%
 5,000     * Alaris Medical, Inc. ............................         62,500
 2,000       Saint Jude Medical, Inc. ........................        112,200
 3,000     * STERIS Corp. ....................................         67,650
                                                                   ----------
                                                                      242,350
                                                                   ----------
                   MOVIE/TV PRODUCTION & DISTRIBUTION - 3.5%
 2,000     * Pixar Inc. ......................................        112,900
                                                                   ----------
                               PACKAGING - 1.5%
 1,000       Ball Corp. ......................................         49,520
                                                                   ----------
                            PHARMACEUTICALS - 5.3%
 3,000       Mylan Labortories, Inc. .........................         86,640
 2,000     * Pharmaceutical Resources, Inc. ..................         82,080
                                                                   ----------
                                                                      168,720
                                                                   ----------


 Shares                                                              Value
--------                                                           ----------
                              REAL ESTATE - 7.2%
 1,500       LNR Property Corporation ........................     $   57,540
10,000       United Dominion Realty Trust, Inc. ..............        171,000
                                                                   ----------
                                                                      228,540
                                                                   ----------
                              RESTAURANTS - 5.5%
 4,000     * P.F. Chang's China Bistro,  Inc.   ..............     $  176,080
                                                                   ----------
                    SCIENTIFIC & TECHNICAL EQUIPMENT - 3.5%
 3,000     * Dionex Corp. ....................................        112,050
                                                                   ----------
                           STAFFING SERVICES - 1.6%
 2,000     * CDI Corp. .......................................         52,900
                                                                   ----------
                           TECHNICAL SERVICES - 3.1%
 3,000     * CACI International Inc., Cl "A" .................         99,150
                                                                   ----------
                              TOYS & GAMES - 2.7%
 4,000       Mattel, Inc.   ..................................         86,040
                                                                   ----------
                        WASTE MANAGEMENT SERVICES- 7.4%
 6,000     * Stericycle Inc. .................................        237,360
                                                                   ----------

Total Value of Common Stocks (Cost  $1,499,330)...............      2,501,580
                                                                   ----------

Principal
 Amount
---------
                         SHORT-TERM INVESTMENTS- 21.3%
 $680M       U.S. Treasury Bill 0.94% due 6/05/2003
                (Cost $679,939)...............................        679,939
                                                                   ----------

Total Value of Investments (Cost $2,179,269)............ 99.6%      3,181,519
Other Assets, less Liabilities  ........................  0.4          11,362
                                                        -----      ----------
Net Assets..............................................100.0%     $3,192,881
                                                        =====      ==========

* Non-income producing security

                       See notes to financial statements

                           EAGLE GROWTH SHARES, INC.

STATEMENT OF ASSETS AND LIABILITIES - MAY 31, 2003

ASSETS
   Investments in securities, at value
     (identified cost $2,179,269) (Note 1A)....                    $3,181,519
   Cash........................................                        21,540
   Other assets................................                         1,614
                                                                   ----------
     TOTAL ASSETS..............................                     3,204,673


LIABILITIES
   Payable for capital shares redeemed.........           1,240
   Accrued advisory and administrative fees....           2,663
   Other accrued expenses......................           7,889
                                                     ----------
     TOTAL LIABILITIES.........................                        11,792
                                                                   ----------
NET ASSETS.....................................                    $3,192,881
                                                                   ==========


NET ASSETS CONSIST OF:
   Capital paid in.............................                   $2,231,179
   Undistributed net investment deficit........                      (52,571)
   Accumulated net realized gain on investments                       12,023
   Net unrealized appreciation in value of
     investments...............................                    1,002,250
                                                                  ----------
     NET ASSETS, for 259,930 shares outstanding                   $3,192,881
                                                                  ==========

SAMPLE PRICE COMPUTATION
   Net asset value per share
     ($3,192,881 / 259,899 shares).............                       $12.29
   Sales commission:  8 1/2% of offering price*                         1.14
                                                                      ------
   Offering price (adjusted nearest cent) .....                       $13.43
                                                                      ======
   Redemption price............................                       $12.29
                                                                      ======

*On purchases of $10,000 or more the offering price is reduced.

                       See notes to financial statements

                           EAGLE GROWTH SHARES, INC.

STATEMENT OF OPERATIONS - SIX MONTHS ENDED MAY 31, 2003

INVESTMENT INCOME
    Dividends..................................$  7,716
    Interest...................................   2,497
                                               --------
          TOTAL INCOME.........................              $ 10,213

EXPENSES (Note 4):
    Professional fees.........................   16,767
    Transfer agent and dividend disbursing
         agent's fees and expenses............   12,598
    Investment advisory fee ..................   11,666
    Registration fees.........................    7,750
    Administrative fee........................    3,889
    Reports and notices to shareholders.......    3,323
    Custodian fees............................    2,469
    Fund accounting agent's fees..............    2,166
    Other expenses............................    2,501
                                               --------
          TOTAL EXPENSES......................   63,129
          Less: Fees paid indirectly..........      345
                                               --------
          Net expenses........................                 62,784
                                                             --------

          INVESTMENT INCOME-NET...............                (52,571)

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (Note 3):
    Net realized gain on investments...........  12,212
    Net unrealized appreciation of
        investments............................  79,050
                                               --------
          Net gain on investments..............                91,262
                                                             --------
NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS.................................              $ 38,691
                                                             ========

                       See notes to financial statements

                           EAGLE GROWTH SHARES, INC.

STATEMENT OF CHANGES IN NET ASSETS

                                                    Six Months
                                                       Ended      Year Ended
                                                      May 31,     November 30,
                                                       2003          2002
                                                    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss..............................  ( 52,571)   $  (84,835)
   Net realized gain on investments.................    12,212       137,638
   Net unrealized appreciation (depreciation)
     of investments.................................    79,050      (272,314)
                                                    ----------    ----------
     Net increase (decrease) in net assets
        resulting from operations...................    38,691      (219,511)
                                                    ----------    ----------

DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gain on investments
   ($.53 and $1.50 per share, respectively).........  (137,228)     (351,956)

CAPITAL SHARE TRANSACTIONS
  Increase (decrease) in net assets resulting
     from capital share transactions (Note 2).......  (  3,190)      369,617
                                                    ----------    ----------
     Net decrease in net assets.......                (101,727)     (201,850)

NET ASSETS
  Beginning of year................................. 3,294,608     3,496,458
                                                    ----------    ----------
  End of period (including undistributed net
     investment income (deficit) of ($52,571) and
     $0, respectively)..............................$3,192,881    $3,294,608
                                                    ==========    ==========

                       See notes to financial statements

                           EAGLE GROWTH SHARES, INC.

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES
    Eagle Growth Shares, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Fund's investment objective is to achieve growth of capital. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

    A. Security Valuation - securities listed on national exchanges or the NASDAQ National Market are valued at the closing sales price on May 30, 2003. Short-term obligations are stated at amortized cost which approximates fair value.

    B. Federal Income Taxes - no provision has been made for Federal income taxes on net income or capital gains, since it is the policy of the Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains to relieve it from all, or substantially all, such taxes.

    C. Distributions to Shareholders - the Fund distributes its net investment income, if any, and net realized gains annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

    D. Use of Estimates - the preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual amounts could differ from those estimates.

    E. Other - security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily.

2. CAPITAL STOCK
    At May 31, 2003, 10,000,000 shares of $0.10 par value capital stock were authorized. Transactions in capital stock were as follows:

                              Six Months Ended          Year Ended
                                May 31, 2003         November 30, 2002
                            --------------------   --------------------
                             Shares      Amount     Shares      Amount
                            --------   ---------   --------   ---------

Capital stock sold.........   10,277   $ 121,269     20,386   $  281,070
Capital stock issued in
   reinvestment of
   distributions...........   11,265     133,382     23,936      339,645
Capital stock redeemed.....  (21,573)   (257,841)  ( 18,509)   ( 251,098)
                            --------   ----------  --------   ----------
  Net increase (decrease)..  (    31)   (  3,190)    25,813   $  369,617
                            ========   ==========  ========   ==========

                           EAGLE GROWTH SHARES, INC.

3. PURCHASES AND SALES OF SECURITIES
    For the year ended May 31, 2003, purchases and sales of securities, other than United States Government obligations and short-term notes, aggregated $560,045 and $1,228,527 respectively.

    At May 31, 2003, the cost of investments for Federal income tax purposes was $2,179,269. Accumulated net unrealized appreciation on investments was $1,002,250 consisting of $1,002,250 gross unrealized appreciation and $0 gross unrealized depreciation.

4. INVESTMENT ADVISORY AND OTHER TRANSACTIONS WITH AFFILIATES
    Baxter Financial Corporation (BFC) is the investment advisor and the administrator of the Fund.

    As investment advisor, BFC supervises the Fund's investments on a continuous basis and provides the Fund with investment advice and recommendations for an annual fee equal to .75% of the first $200 million of net assets, .625% of net assets between $200 million and $400 million, and .50% of net assets in excess of $400 million.

    As the Fund's administrator, BFC is responsible for providing overall supervision of the Fund's administrative operations and receives an annual fee of .25% of the average net assets of the Fund.

    Both the investment advisory fee and the administrative fee are payable monthly, based on month-end net asset values of the Fund.

    BFC also serves as the underwriter of the Fund. For the six months ended May 31, 2003, BFC received $264 in commissions from the sale of Fund shares.

    During the six months ended May 31, 2003, directors of the Fund who are not affiliated with BFC received directors' fees aggregating $600 and the Fund's custodian provided credits in the amount of $345 against custodian charges based on the uninvested cash balances of the Fund.

                            EAGLE GROWTH SHARES, INC.


                              FINANCIAL HIGHLIGHTS

        (For a Share of Capital Stock Outstanding Throughout Each Period)


                                 Six Months
                                   Ended                Year Ended November 30,
                                   May 31,    -------------------------------------------
SELECTED PER SHARE DATA             2003       2002     2001     2000     1999     1998
-----------------------          ----------   ------   ------   ------   ------   ------


Net Asset Value,
   Beginning of Year...............$12.67     $14.93   $12.19   $12.60   $12.95   $14.86
                                   ------     ------   ------   ------   ------   ------

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)....... (0.20)     (0.33)   (0.33)   (0.14)    0.02    (0.07)
Net Realized & Unrealized Gain
  (Loss) on Investments............  0.35      (0.43)    3.07     0.60     0.24    (0.20)
                                   ------     ------   ------   ------   ------   ------
Total From Investment Operations...  0.15      (0.76)    2.74     0.46     0.26    (0.27)
                                   ------     ------   ------   ------   ------   ------
LESS DISTRIBUTIONS FROM:
Net Investment Income..............  --         --       --       0.02     --       --
Net Realized Gains.................  0.53       1.50     --       0.85     0.61     1.64
                                   ------     ------   ------   ------   ------   ------
Total Distributions................  0.53       1.50     --       0.87     0.61     1.64
                                   ------     ------   ------   ------   ------   ------

Net Asset Value, End of Period.....$12.29     $12.67   $14.93   $12.19   $12.60   $12.95
                                   ======     ======   ======   ======   ======   ======

TOTAL RETURN*(%)...................  1.34      (6.17)   22.48     3.56     2.08    (1.76)
-------------

RATIOS/SUPPLEMENTAL DATA
------------------------
Net Assets, End of Period
  (in thousands)...................$3,193     $3,295   $3,496   $2,874   $2,906   $3,100

Ratio to Average Net Assets:
  Expenses (%).....................  4.07(a)    3.23     3.44     3.10     3.01     2.67
  Net Income (Loss) (%)............ (3.39)(a)  (2.40)   (2.25)   (1.13)    0.23    (0.50)

Portfolio Turnover Rate (%)........    22        84       55       56       95        33

* Calculated without sales charge.
(a) Annualized
                      See notes to financial statements

                         INDEPENDENT AUDITOR'S REPORT


To the Shareholders and Board of
Directors of Eagle Growth Shares, Inc.


We have audited the accompanying statement of assets and liabilities of Eagle Growth Shares, Inc., including the portfolio of investments, as of May 31, 2003, and the related statement of operations for the six months then ended, the statements of changes in net assets for six months then ended and the year ended November 30, 2002 and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eagle Growth Shares, Inc. at May 31, 2003, and the results of its operations, changes in its net assets and financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.


                                       BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
June 20, 2003

                           EAGLE GROWTH SHARES, INC.

EAGLE GROWTH SHARES, INC.
1200 North Federal Highway, Suite 424, Boca Raton, FL 33432 (561) 395-2155


INVESTMENT ADVISOR, ADMINISTRATOR AND UNDERWRITER
BAXTER FINANCIAL CORP.,
1200 North Federal Highway, Suite 424, Boca Raton, FL 33432


CUSTODIAN
U.S. BANK, N.A., 425 Walnut Street, Cincinnati, OH 45202


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
UNIFIED FUND SERVICES, INC.
P.O. Box 6110, Indianapolis, IN 46206-6110

LEGAL COUNSEL
STRADLEY, RONON, STEVENS & YOUNG, LLP, Philadelphia, PA


AUDITORS
BRIGGS, BUNTING & DOUGHERTY, LLP, Philadelphia, PA

       Eagle Growth Shares, Inc.
       1200 North Federal Highway
[LOGO] Suite 424
       Boca Raton, FL 33432
       (561) 395-2155

                                            [LOGO]

OFFICERS                                    EAGLE
Donald H. Baxter                            GROWTH
  Chairman and President                    SHARES, INC.
Ronald F. Rohe
  Vice President/Secretary/Treasurer

ADMINISTRATIVE STAFF
Keith A. Edelman
  Director of Operations
Diane M. Sarro
  Director of Shareholder Services


DIRECTORS
Donald H. Baxter
Thomas J. Flaherty
Kenneth W. McArthur
Robert L. Meyer
Donald P. Parson
                                                    SEMI-ANNUAL
                                                       REPORT

                                                    May 31, 2003

You will find important information
about EAGLE GROWTH SHARES, INC. - its
investment policy and management, past
record, the method of calculating
the per-share net asset value and the
sales commission included in the public
offering price - in the current
prospectus. This report is submitted
for the general information of the
Fund's shareholders. It is not
authorized for distribution to
prospective investors unless preceded
or accompanied by an effective prospectus.

ITEM 2. CODE OF ETHICS.

        Not required at this time - effective only for annual reports with Periods ending on or after July 15, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

        Not required at this time - effective only for annual reports with periods ending on or after July 15, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

        Not required at this time - effective only for annual reports with periods ending on or after December 15, 2003.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        Not applicable to registrant, which is an open-end management investment company.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        Not applicable to registrant, which is an open-end management investment company.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

        (a) Based on their evaluation of the Registrant's disclosure controls and procedures ("Procedures") as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that the information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

        (b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

         (a) Not required at this time - effective only for annual reports with periods ending on or after July 15, 2003.

         (b) The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 Eagle Growth Shares, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*    /s/ Donald H Baxter
                         -------------------------------------------------------
                                 Donald H. Baxter, Chief Executive Officer

Date  July 29, 2003
    ---------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Donald H. Baxter
                         -------------------------------------------------------
                                 Donald H. Baxter, Chief Executive Officer
Date  July 29, 2003
    ---------------------

By (Signature and Title)*    /s/ Ronald F. Rohe
                         -------------------------------------------------------
                                 Ronald F. Rohe, Chief Financial Officer

Date  July 29, 2003
    ---------------------

* Print the name and title of each signing officer under his or her signature.